MARKETABLE SECURITIES	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
MARKETABLE SECURITIES
MARKETABLE SECURITIES

8. MARKETABLE SECURITIES

As at December 31, 2022, the Company holds 2,231,000 common shares (2021 – 2,231,000) and 1,250,000 warrants (2021 – 1,250,000) in Nevada Exploration Inc. (“NGE”). A continuity of the marketable securities is as follows:

	December 31,	December 31,
	2022	2021
Opening balance	$196,847	$334,676
Realized gain on sale of marketable securities	—	6,443
Proceeds from disposition of marketable securities	—	(38,632)
Foreign exchange movements	(5,740)	3,013
Unrealized fair value loss on marketable securities	(174,634)	(108,653)
Ending balance	$16,473	$196,847

As at December 31, 2022, the estimated fair value of the warrants in NGE was $1 (2021 – $3,275) determined using the Black-Scholes pricing model using the following assumptions:

	December 31,		December 31,
	2022		2021
Share price	C$	0.01	C$	0.11
Exercise price	C$	0.50	C$	0.50
Expected life		0.02 years		1.02 years
Expected volatility		93.10%		86.99%
Risk-free interest rate		4.30%		0.25%
Expected dividend yield		Nil		Nil

Subsequent to December 31, 2022, on January 7, 2023, the warrants in NGE expired in accordance with the terms of the private placement.

3.MARKETABLE SECURITIES

The Company holds all marketable securities in an account with a Canadian broker.

Pursuant to a letter of intent with Nevada Exploration (see note 4a), on July 7, 2020 the Company participated in a private placement with Nevada Exploration Inc. purchasing 2,500,000 units at $0.20 per unit for a cost of $500,000. Each unit consists of one common share, and one-half of one warrant, with each whole warrant entitling the Company to acquire one additional common share at a price of $0.50 per whole warrant for a period of 30 months following closing; provided that if either (or both) of the volume weighted average price or the closing price (or closing bid price on days when there are no trades) of the common shares of Nevada Exploration traded (or quoted) on the TSX-V is greater than $0.90 per share for 10 consecutive trading days, then Nevada Exploration shall have the right to accelerate the warrant expiry date to the 30th day after the date on which Nevada Exploration gives notice to the Company in accordance with the certificates representing the warrants.

During the year ended December 31, 2021, the Company sold 269,000 common shares for net proceeds of $48,425, and a realized gain of $8,075.

As at December 31, 2021, the estimated fair value of the 2,231,000 (2020: 2,500,000) shares held by the Company was $245,410 (2020: $375,000) determined using the closing price on the TSX Venture Exchange, and the estimated fair value of the 1,250,000 warrants was $4,152 (2020: $51,109) determined using the Black-Scholes pricing model with the following assumptions:

	December 31, 2021			December 31, 2020
Share price		$0.11			$0.15
Exercise price		$0.50			$0.50
Volatility		87%			104%
Risk free interest rate		0.25%			0.25%
Expected life		1.02	years		2.0	years
Expected dividend yield	$	nil		$	nil

During the year ended December 31, 2021, the Company recognized an unrealized loss on marketable securities of $136,197 (2020: $73,891).